Related Party Transactions (Details) - USD ($)						1 Months Ended			6 Months Ended	7 Months Ended
		Aug. 25, 2020	Aug. 04, 2020	Jun. 19, 2020	Jun. 04, 2020	Aug. 25, 2020	Jun. 30, 2020	Jun. 19, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Stock split reverse, description									Notwithstanding the foregoing, if (1) the last reported sales price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.	Notwithstanding the foregoing, if (1) the last reported sales price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Private placement warrants, description									Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,000,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million. If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant. The over-allotment expired unexercised on October 5, 2020.	the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,000,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million. If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.
Debt instrument, description									The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion and (ii) (x) the difference between the 60-day average closing stock price of a share of Golden Nugget Online Gaming, Inc. (“GNOG”) as of the day prior to the Closing and $13.00, multiplied by (y) 31,494,175 (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing). Based on FEI's net debt as of June 30, 2021 of $4.1 billion and the GNOG share price of $15.76, the 60-day average as of June 30, 2021, 447.5 million shares of New FEI Class B common stock would be issued to Mr. Fertitta as of the Closing Date, representing an aggregate value of approximately $4.47 billion. A sensitivity analysis on the consideration transferred has been performed to assess the effect that a hypothetical 10% change in the GNOG stock trading price would have on the merger consideration. A 10% change in GNOG's common stock trading price would cause a corresponding increase/decrease to total consideration of approximately $49.6 million, in each of the no redemption and maximum redemption scenarios described herein.	The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion, (ii) the difference between the number of shares of GNOG common stock held by FEI at the Closing and the 31,494,175 shares of GNOG common stock held by FEI at the date of execution of the amendment to the Merger Agreement multiplied by the reference price of $13.00 per share and (iii) (x) the difference between the 60-day average closing stock price of a share of Golden Nugget Online Gaming, Inc. (“GNOG”) as of the day prior to the Closing and $13.00, multiplied by (y) 31,494,175 shares of GNOG common stock held by FEI as of the date of execution of the amendment to the Merger Agreement (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing). Based on FEI’s net debt as of June 30, 2021 of $4.1 billion, 31,657,545 shares of GNOG common stock held by FEI as of September 14, 2021 and the GNOG share price of $15.76, the 60-day average as of September 14, 2021, 447.5 million shares of New FEI Class B common stock would be issued to Mr. Fertitta as of the Closing Date, representing an aggregate value of approximately $4.47 billion. A sensitivity analysis on the consideration transferred has been performed to assess the effect that a hypothetical 10% change in the GNOG stock trading price would have on the merger consideration. A 10% change in GNOG’s common stock trading price would cause a corresponding increase/decrease to total consideration of approximately $49.6 million, in each of the no redemption and maximum redemption scenarios described herein.
Related party loans, description										The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
Secretarial administrative services									$ 15,000	$ 15,000
incurred related services										$ 60,000
Issuance of Class B common stock to Sponsor	[1]						$ 25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Restrictions on transfer period of time after business combination completion										1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)										$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination										20 years
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination										30 years
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences										150 days
Over-allotment option
Related Party Transactions (Details) [Line Items]
Purchased amount						3,000,000
Price per share		$ 10.00				$ 10.00
Aggregate price									$ 600,000
Percentage of issued and outstanding common stock			20.00%
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Purchased amount		20,000,000				20,000,000
Price per share		$ 10.00				$ 10.00				$ 10.00
Aggregate price						$ 200,000,000.0
Debt instrument, description					the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. Through August 25, 2020, the Company borrowed $300,000 under the Note and received additional advances of approximately $54,000 from the Sponsor to cover for certain offering expenses. The Company fully repaid the Note and the advances to the Sponsor on August 25, 2020.
Class B Common Stock
Related Party Transactions (Details) [Line Items]
Price per share									$ 10
Common stock outstanding (in Shares)			5,750,000						5,000,000	5,000,000
Number of founder shares			750,000
Issuance of Class B common stock to Sponsor								$ 25,000
Issuance of Class B common stock to Sponsor (in Shares)								7,187,500
Common stock, par value				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchased amount				7,187,500
Price per share				$ 0.0001				$ 0.0001
Aggregate price				$ 25,000
Number of common stock holding by the sponsor			5,750,000

[1]	This number includes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The over-allotment expired unexercised on October 5, 2020 resulting in the forfeiture of 750,000 Founder Shares.